Associates and Joint Ventures - Statement of Financial Position and IS of Associates and Joint Ventures Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 14, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Current payables to related parties	€ 407	€ 203
Revenues	41,315	40,652	€ 39,993
HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure Of Joint Ventures And Associates [Line Items]
Expenses from operations with associates and joint ventures	103	144	121
Telefónica Renting, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Non-current payables and other liabilities (Note 21)	433	235
Current payables to related parties	217	85
Revenues	373	243
Expenses from operations	455	392
HoldCo infraCo SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue from operations with associates and joint ventures	28	63	€ 88
Onnet Fibra Colombia S.A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue from operations with associates and joint ventures	98	140
Expenses from operations with associates and joint ventures	81	60
Colombia Telecomunicaciones, S.A., ESP | Loans and receivables | Alamo HoldCo S.L. and Onnet Fibra Colombia SAS
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	112	112
Colombia Telecomunicaciones, S.A., ESP | Trade receivables | Alamo HoldCo S.L. and Onnet Fibra Colombia SAS
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	14	29
Telefónica Chile, S.A. Local and international long distance telephony services provider | HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	€ 118	121
Proportion of ownership interest in joint venture, disposal	0.40			0.40
Telefónica Chile, S.A. Local and international long distance telephony services provider | Loans and receivables | HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	€ 75	75
Telefónica Chile, S.A. Local and international long distance telephony services provider | Indefinite term loans | HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	€ 43	€ 46